July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Equity Dividend Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.5%
Airbus SE	327,334	$ 76,844,436
Boeing Co.(a)	1,673,877	361,791,775
Honeywell Aerospace, Inc.(a)	1,296,668	268,073,142
L3Harris Technologies, Inc.	589,137	163,226,297
Lockheed Martin Corp.	69,932	40,752,174
		910,687,824
Air Freight & Logistics — 1.9%
FedEx Corp.	1,239,264	380,949,754
Banks — 8.6%
Bank of America Corp.	3,001,992	185,973,405
Citigroup, Inc.	4,088,360	541,503,282
Citizens Financial Group, Inc.	1,517,154	108,704,084
First Citizens BancShares, Inc., Class A	93,660	204,801,639
JPMorgan Chase & Co.	647,866	227,912,780
Wells Fargo & Co.	5,556,471	480,356,918
		1,749,252,108
Beverages — 1.8%
Keurig Dr. Pepper, Inc.	9,480,155	295,022,423
PepsiCo, Inc.	559,403	78,070,283
		373,092,706
Broadline Retail — 7.5%
Amazon.com, Inc.(a)	5,626,699	1,528,098,914
Building Products — 0.6%
Fortune Brands Innovations, Inc.	2,632,770	129,690,250
Capital Markets — 3.6%
Carlyle Group, Inc.	1,759,830	80,987,377
Charles Schwab Corp.	2,782,198	292,798,517
Intercontinental Exchange, Inc.	2,330,079	355,290,446
		729,076,340
Chemicals — 2.4%
Air Products and Chemicals, Inc.	328,114	96,757,538
International Flavors & Fragrances, Inc.	1,705,504	135,110,027
PPG Industries, Inc.	2,243,191	247,917,469
		479,785,034
Commercial Services & Supplies — 0.9%
Rentokil Initial PLC	41,925,251	193,076,569
Communications Equipment — 0.4%
Cisco Systems, Inc.	786,798	91,260,700
Consumer Finance — 0.5%
Capital One Financial Corp.	531,897	111,171,792
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	51,749	49,259,355
Dollar General Corp.	1,644,855	208,978,828
Walmart, Inc.	416,844	46,353,053
		304,591,236
Containers & Packaging — 1.5%
Crown Holdings, Inc.	2,649,170	312,204,685
Diversified Telecommunication Services — 0.8%
Comcast Corp., Class A	3,204,630	76,782,935
Verizon Communications, Inc.	1,919,326	89,843,650
		166,626,585
Security	Shares	Value
Electric Utilities — 2.6%
American Electric Power Co., Inc.	1,994,683	$ 255,020,221
Evergy, Inc.	3,434,886	285,129,887
		540,150,108
Electronic Equipment, Instruments & Components — 0.9%
CDW Corp./DE	1,272,547	188,095,172
Entertainment — 1.3%
Walt Disney Co.	2,751,491	264,665,919
Ground Transportation — 0.7%
CSX Corp.	909,967	45,862,337
Knight-Swift Transportation Holdings, Inc.	639,737	44,480,914
Union Pacific Corp.	178,850	52,247,450
		142,590,701
Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.	18,965,221	496,130,181
Medtronic PLC	2,344,351	200,184,132
		696,314,313
Health Care Providers & Services — 5.4%
CVS Health Corp.	6,093,637	636,358,512
UnitedHealth Group, Inc.	1,135,605	470,594,712
		1,106,953,224
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc., Class A	5,092,140	106,985,861
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	2,374,692	59,676,010
Hotels, Restaurants & Leisure — 1.3%
Restaurant Brands International, Inc.	3,555,202	263,156,052
Household Products — 0.9%
Procter & Gamble Co.	1,294,749	187,078,283
Industrial REITs — 1.1%
Rexford Industrial Realty, Inc.	3,867,158	146,062,557
STAG Industrial, Inc.	2,034,799	77,851,410
		223,913,967
Insurance — 3.0%
Arthur J Gallagher & Co.	1,111,584	277,251,281
Chubb Ltd.	663,214	232,575,886
Fidelity National Financial, Inc., Class A	1,955,161	100,866,756
		610,693,923
Interactive Media & Services — 1.9%
Meta Platforms, Inc., Class A	679,766	378,432,530
Leisure Products — 1.0%
Hasbro, Inc.	2,258,219	212,137,093
Life Sciences Tools & Services — 1.7%
Danaher Corp.	1,800,011	350,966,145
Machinery — 1.3%
Caterpillar, Inc.	84,518	68,866,112
PACCAR, Inc.	1,475,974	195,832,230
		264,698,342
Metals & Mining — 0.5%
Barrick Mining Corp.	1,752,510	64,369,692
Freeport-McMoRan, Inc.	604,792	37,878,123
		102,247,815
Multi-Utilities — 1.5%
DTE Energy Co.	2,091,674	296,745,790

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels — 5.3%
BP PLC	30,016,237	$ 225,516,997
Chevron Corp.	1,962,035	386,187,349
Enterprise Products Partners LP	3,905,752	148,613,864
EQT Corp.	2,999,251	159,830,086
Marathon Petroleum Corp.	479,065	151,609,700
		1,071,757,996
Pharmaceuticals — 4.5%
Johnson & Johnson	1,825,426	467,947,955
Merck & Co., Inc.	3,434,080	447,117,216
		915,065,171
Residential REITs — 1.1%
AvalonBay Communities, Inc.	638,375	118,488,784
Sun Communities, Inc.	783,901	96,796,095
		215,284,879
Semiconductors & Semiconductor Equipment — 2.1%
Applied Materials, Inc.	135,018	68,544,588
Intel Corp.(a)	2,111,301	190,439,350
QUALCOMM, Inc.	240,218	35,458,579
Taiwan Semiconductor Manufacturing Co. Ltd.	621,000	45,932,413
Texas Instruments, Inc.	327,745	90,372,407
		430,747,337
Software — 7.1%
Microsoft Corp.	3,139,913	1,459,180,369
Specialty Retail — 2.3%
AutoZone, Inc.(a)	44,372	133,837,045
Home Depot, Inc.	1,002,487	332,785,585
		466,622,630
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	3,346,458	1,033,754,341
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	3,950,054	$ 189,207,587
Western Digital Corp.	174,222	94,923,114
		1,317,885,042
Textiles, Apparel & Luxury Goods — 0.5%
LVMH Moet Hennessy Louis Vuitton SE	170,637	93,702,744
Tobacco — 2.2%
British American Tobacco PLC, ADR	7,561,554	458,608,250
Trading Companies & Distributors — 0.5%
WESCO International, Inc.	292,636	100,517,540
Total Long-Term Investments — 97.9% (Cost: $16,109,136,900)		19,984,437,703
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(b)(c)	450,013,608	450,013,608
Total Short-Term Securities — 2.2% (Cost: $450,013,608)		450,013,608
Total Investments — 100.1% (Cost: $16,559,150,508)		20,434,451,311
Liabilities in Excess of Other Assets — (0.1)%		(10,832,178)
Net Assets — 100.0%		$ 20,423,619,133

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 225,760,729	$ 224,252,879 (a)	$ —	$ —	$ —	$ 450,013,608	450,013,608	$ 2,864,095	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 833,843,388	$ 76,844,436	$ —	$ 910,687,824
Air Freight & Logistics	380,949,754	—	—	380,949,754
Banks	1,749,252,108	—	—	1,749,252,108
Beverages	373,092,706	—	—	373,092,706
Broadline Retail	1,528,098,914	—	—	1,528,098,914
Building Products	129,690,250	—	—	129,690,250
Capital Markets	729,076,340	—	—	729,076,340
Chemicals	479,785,034	—	—	479,785,034
Commercial Services & Supplies	—	193,076,569	—	193,076,569
Communications Equipment	91,260,700	—	—	91,260,700
Consumer Finance	111,171,792	—	—	111,171,792
Consumer Staples Distribution & Retail	304,591,236	—	—	304,591,236
Containers & Packaging	312,204,685	—	—	312,204,685
Diversified Telecommunication Services	166,626,585	—	—	166,626,585
Electric Utilities	540,150,108	—	—	540,150,108
Electronic Equipment, Instruments & Components	188,095,172	—	—	188,095,172
Entertainment	264,665,919	—	—	264,665,919
Ground Transportation	142,590,701	—	—	142,590,701
Health Care Equipment & Supplies	696,314,313	—	—	696,314,313
Health Care Providers & Services	1,106,953,224	—	—	1,106,953,224
Health Care REITs	106,985,861	—	—	106,985,861
Hotel & Resort REITs	59,676,010	—	—	59,676,010
Hotels, Restaurants & Leisure	263,156,052	—	—	263,156,052
Household Products	187,078,283	—	—	187,078,283
Industrial REITs	223,913,967	—	—	223,913,967
Insurance	610,693,923	—	—	610,693,923
Interactive Media & Services	378,432,530	—	—	378,432,530
Leisure Products	212,137,093	—	—	212,137,093
Life Sciences Tools & Services	350,966,145	—	—	350,966,145
Machinery	264,698,342	—	—	264,698,342
Metals & Mining	102,247,815	—	—	102,247,815
Multi-Utilities	296,745,790	—	—	296,745,790
Oil, Gas & Consumable Fuels	846,240,999	225,516,997	—	1,071,757,996
Pharmaceuticals	915,065,171	—	—	915,065,171
Residential REITs	215,284,879	—	—	215,284,879
Semiconductors & Semiconductor Equipment	384,814,924	45,932,413	—	430,747,337
Software	1,459,180,369	—	—	1,459,180,369
Specialty Retail	466,622,630	—	—	466,622,630
Technology Hardware, Storage & Peripherals	1,317,885,042	—	—	1,317,885,042
Textiles, Apparel & Luxury Goods	—	93,702,744	—	93,702,744
Tobacco	458,608,250	—	—	458,608,250
Trading Companies & Distributors	100,517,540	—	—	100,517,540

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 450,013,608	$ —	$ —	$ 450,013,608
	$19,799,378,152	$635,073,159	$—	$20,434,451,311

Portfolio Abbreviation
ADR	American Depositary Receipt
Schedule of Investments